Shareholder Report, Holdings (Details) - The Meet Kevin Pricing Power ETF	Oct. 31, 2024
Rocket Cos., Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
McDonald's Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
iShares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ubiquiti, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Redfin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Yelp, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
ProShares Short Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
UWM Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mr Cooper Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%